Employee benefit expenses (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Post-employment benefit:
Defined benefit plans	$ 63,186	$ 75,329	$ 102,853
Defined contribution plans	19,793	19,965	25,192
Share-based compensation	907,158	1,312,246	3,523,412
Short term benefit	5,807,595	7,345,635	9,232,809
Total	$ 6,797,732	$ 8,753,175	$ 12,884,266